NYLIM VP FUNDS TRUST
NYLIM VP American Century Large Cap Equity Portfolio
(the “Portfolio”)

 Supplement dated July 8, 2026 (“Supplement”) to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

Effective as of the close of business on July 31, 2026, Joseph Reiland and Justin M. Brown will no longer serve as portfolio managers of the Portfolio. All references to Messrs. Reiland and Brown are deleted in their entirety from the Summary Prospectus, Prospectus and SAI at that time. Robert J. Bove will continue to serve as a portfolio manager of the Portfolio.

In addition to this change, effective immediately:

1. Scott Marolf and DJ Cross are added as portfolio managers of the Portfolio.

2. The table in the section entitled “Management” of the Portfolio’s Summary Prospectus and Prospectus is amended to include the following:

Manager/Subadvisors	Portfolio Managers	Service Date
American Century Investment Management, Inc.	Scott Marolf, Vice President and Senior Portfolio Manager	Since July 2026
	DJ Cross, CFA, Vice President, Portfolio Manager and Senior Investment Analyst	Since July 2026

3. The subsection entitled “Portfolio Manager Biographies” under the heading “Know With Whom You Are Investing” in the Prospectus is amended to include the following:

Scott Marolf

Mr. Marolf has managed the NYLIM VP American Century Large Cap Equity Portfolio since July 2026. Mr. Marolf is a Vice President and Senior Portfolio Manager and co-manages multiple U.S. Large Cap strategies. Mr. Marolf joined American Century in 2008 and has more than 20 years of industry experience.  He holds bachelor’s degrees in Business Administration and Spanish from the University of Missouri-Kansas City and an MBA from Indiana University.

DJ Cross, CFA

Mr. Cross has managed the NYLIM VP American Century Large Cap Equity Portfolio since July 2026. Mr. Cross is a Vice President, Portfolio Manager and Senior Investment Analyst and co-manages multiple U.S. Large Cap strategies. Mr. Cross joined American Century in 2016 and has more than 20 years of industry experience.  Mr. Cross earned a bachelor’s degree in Finance from Boston College. He is a CFA® charterholder and a member of the CFA Institute.

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